-------------------------
                                                       |OMB APPROVAL
                                                       |OMB Number: 3235-0570
                                                       |
                                                       |Expires: Nov. 30, 2005
                                                       |
                                                       |Estimated average burden
                                                       |hours per response: 5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-10605
                                       -----------------------------------------

                           InvestBio Opportunity Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   500 Fifth Avenue, 56th Floor     New York, New York        10110
--------------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


                              Ronald S. Robbins

InvestPrivate, Inc.    500 Fifth Avenue, 56th Floor     New York, New York 10110
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (212) 739-7700
                                                    ----------------

Date of fiscal year end:      September 30, 2003
                          ---------------------------

Date of reporting period:     September 30, 2003
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================






                           INVESTBIO OPPORTUNITY TRUST


                           INVESTBIO OPPORTUNITY FUND










                                  ANNUAL REPORT
                               SEPTEMBER 30, 2003













    INVESTMENT ADVISER                                   ADMINISTRATOR
    DBGI ADVISORS, INC.                            ULTIMUS FUND SOLUTIONS, LLC
500 Fifth Avenue, 56th Floor                            P.O. Box 46707
 New York, New York 10110                          Cincinnati, Ohio 45246-0707
                                                         1.866.960.7700



================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

Dear Shareholders,

The InvestBio Opportunity Fund (the "Fund") had its initial public offering of shares on October 9, 2002. From commencement of the Fund's operations on October 9, 2002 through its fiscal year end, September 30, 2003, the Fund has increased its net assets from the initial investment of $100,000 to $2,169,475. The Fund can contribute its growth in assets to many different sources.

For the period ended September 30, 2003, the Fund earned a total return of 32.70% (includes the deduction of Fund's maximum sale load) versus a gain of 57.42% in the NASDAQ Biotechnology Index(R)* (the "Index"), the Fund's primary benchmark. Without the deduction of the Fund's maximum sales load (5.50%) the Fund returned 40.40% over the same period. Please keep in mind the Fund's performance has been positively impacted by the Fund's investment adviser's commitment to cap the Fund's total expenses. The investment adviser has committed to cap the Fund's expense through at least October 28, 2004.

The focus of the Fund is on later-stage biotechnology companies developing innovative products for real medical needs. During the last year, these companies have benefited from increased market optimism, more favorable investor sentiment regarding the FDA and solid clinical trial and partnering news. The Manager feels that over the longer-term, this subset of companies will outperform. This is because the long-term valuation of most biotech companies depends on having a product with good market growth or market potential. As a result, the Fund Manager attempts to concentrate investments in relatively late stage biotech companies where clinical and regulatory risks are less than in earlier stage product companies. While occasional company-specific clinical setbacks are clearly detrimental to valuations, the Fund's portfolio has showed a positive performance reflecting overall solid company progress.

However, this focus can also lead to underperformance in a market that is rapidly moving up. In these market conditions, it is often the more highly volatile, riskier stocks that show the most percentage gains. Many small companies, trading near cash at the end of the first quarter of 2003 benefited from greater investor appetite for risk. Performance of these and many essentially undervalued companies soared. The Fund's underperformance relative to the Index can be attributed in part to its concentration in more mature companies.

In addition, the Fund tended to be under invested because of its small size and uncertain redemption patterns. Normally, there was at least some buffer of cash in the fund, which naturally did not contribute significantly to performance. However, it did allow for liquidity in the face of redemptions.

It is our intention to continue to focus on the subset of biotech companies with relatively near-term or marketed products. Despite the overall volatility in the Index, there has been steady progress from a number of biotech companies. Their products have had an increasing market penetration and their pipeline of new drugs has progressed. Many of these companies have also increased solidly in valuation and we expect that this profile of companies will present a good long-term investment base.

We welcome your comments and questions; you can reach us at 1-866-960-7700. We appreciate your continued investment in and commitment to the InvestBio Opportunity Fund.


Scott L. Mathis
President


*You cannot invest directly in an index. Indexes are unmanaged, accordingly their performance does not reflect fees and other expenses associated with mutual fund investing. Past performance is not predictive of future results.


                                      INVESTBIO OPPORTUNITY FUND

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INVESTBIO OPPORTUNITY FUND
                                 VERSUS THE NASDAQ BIOTECHNOLOGY INDEX


           INVESTBIO OPPORTUNITY FUND                               NASDAQ BIOTECHNOLOGY INDEX
           --------------------------                               --------------------------
      10/09/02                         9,450                   10/09/02                      10,000
      10/31/02          5.90%         10,008                   10/31/02      11.75%          11,175
      11/30/02          3.68%         10,376                   11/30/02       9.09%          12,190
    12/31/2002         -8.11%          9,535                 12/31/2002     -10.94%          10,856
     1/31/2003         -0.89%          9,450                  1/31/2003      -2.16%          10,622
     2/28/2003         -1.50%          9,308                  2/28/2003      -1.39%          10,474
     3/31/2003          2.94%          9,582                  3/31/2003       6.84%          11,191
     4/30/2003          9.37%         10,480                  4/30/2003      12.10%          12,545
     5/31/2003         17.85%         12,351                  5/31/2003      18.95%          14,921
     6/30/2003          0.69%         12,436                  6/30/2003      -1.57%          14,687
     7/31/2003          7.83%         13,410                  7/31/2003       9.01%          16,011
     8/31/2003         -0.42%         13,353                  8/31/2003       1.10%          16,187
     9/30/2003         -0.62%         13,270                  9/30/2003      -2.75%          15,742


===============================================

         INVESTBIO OPPORTUNITY FUND
              TOTAL RETURN(a)
 (FOR THE PERIOD ENDED SEPTEMBER 30, 2003)

            SINCE INCEPTION(b)
            ------------------
                 32.70%
===============================================



Past performance is not predictive of future performance.



(a)The return shown is not annualized and does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.


(b)Initial public offering of shares commenced on October 9, 2002.

INVESTBIO OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
ASSETS
     Investments in securities:
         At acquisition cost                                         $1,676,952
                                                                     ==========
         At value (Note 1)                                           $2,160,464
     Dividends receivable                                                    44
     Receivable for capital shares sold                                  11,988
     Receivable from Adviser (Note 3)                                    14,573
     Other assets                                                         9,159
                                                                     ----------
         TOTAL ASSETS                                                 2,196,228
                                                                     ----------

LIABILITIES
     Payable to affiliates (Note 3)                                       6,520
     Other accrued expenses                                              20,233
                                                                     ----------
         TOTAL LIABILITIES                                               26,753
                                                                     ----------

NET ASSETS                                                           $2,169,475
                                                                     ==========

NET ASSETS CONSIST OF:
     Paid-in capital                                                 $1,685,963
     Net unrealized appreciation on investments                         483,512
                                                                     ----------
NET ASSETS                                                           $2,169,475
                                                                     ==========

Shares of beneficial interest outstanding (unlimited number
     of shares authorized, no par value)                                154,555
                                                                     ==========

Net asset value and redemption price per share                       $    14.04
                                                                     ==========

Maximum offering price per share (Note 1)                            $    14.86
                                                                     ==========



See accompanying notes to financial statements.

INVESTBIO OPPORTUNITY FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2003 (a)
--------------------------------------------------------------------------------
INVESTMENT INCOME
     Dividends                                                       $    1,128
                                                                     ----------

EXPENSES
     Professional fees                                                   53,093
     Organization costs (Note 1)                                         41,984
     Accounting services fees (Note 3)                                   30,135
     Administrative services fees (Note 3)                               24,000
     Transfer agent and shareholder services fees (Note 3)               24,000
     Registration fees                                                   18,558
     Insurance expense                                                   15,833
     Investment advisory fees (Note 3)                                   13,332
     Postage and supplies                                                 7,664
     Trustees' fees and expenses                                          7,314
     Custodian fees                                                       5,493
     Distribution fees (Note 3)                                           3,333
     Other expenses                                                       3,509
                                                                     ----------
           TOTAL EXPENSES                                               248,248
     Fees waived and expenses reimbursed (Note 3)                      (208,254)
                                                                     ----------
           NET EXPENSES                                                  39,994
                                                                     ----------

NET INVESTMENT LOSS                                                     (38,866)
                                                                     ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     Net realized gains from security transactions                        7,035
     Net change in unrealized appreciation/depreciation                 483,512
                                                                     ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        490,547
                                                                     ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $  451,681
                                                                     ==========


(a) Represents the period from the commencement of operations (October 9, 2002) through September 30, 2003.



See accompanying notes to financial statements.

INVESTBIO OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    PERIOD
                                                                     ENDED
                                                              SEPT. 30, 2003 (a)
--------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment loss                                             $  (38,866)
     Net realized gains from security transactions                        7,035
     Net change in unrealized appreciation/
         depreciation on investments                                    483,512
                                                                     ----------
Net increase in net assets from operations                              451,681
                                                                     ----------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                        2,437,179
     Payments for shares redeemed                                      (819,385)
                                                                     ----------
Net increase in net assets from capital share transactions            1,617,794
                                                                     ----------

TOTAL INCREASE IN NET ASSETS                                          2,069,475

NET ASSETS
     Beginning of period                                                100,000
                                                                     ----------
     End of period                                                   $2,169,475
                                                                     ==========

CAPITAL SHARE ACTIVITY
     Shares sold                                                        210,535
     Shares redeemed                                                    (65,980)
                                                                     ----------
    Net increase in shares outstanding                                  144,555
     Shares outstanding, beginning of period                             10,000
                                                                     ----------
     Shares outstanding, end of period                                  154,555
                                                                     ==========


(a) Represents the period from the commencement of operations (October 9, 2002) through September 30, 2003.



See accompanying notes to financial statements.


INVESTBIO OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------
                                                                            PERIOD
                                                                            ENDED
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         SEPT. 30, 2003 (a)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period                                  $       10.00
                                                                        -------------

Income (loss) from investment operations:
     Net investment loss                                                       (0.33)(b)
     Net realized and unrealized gains on investments                            4.37
                                                                        -------------
Total from investment operations                                                 4.04
                                                                        -------------

Net asset value at end of period                                        $       14.04
                                                                        =============

RATIOS AND SUPPLEMENTAL DATA:
Total return (c)                                                                40.40%
                                                                        =============

Net assets at end of period                                             $   2,169,475
                                                                        =============

Ratio of net expenses to average net assets (d)                                 2.98%(e)

Ratio of net investment loss to average net assets                            (2.90%)(e)

Portfolio turnover rate                                                           66%(e)


(a) Represents the period from the commencement of operations (October 9, 2002) through September 30, 2003.

(b)  Calculated using weighted average shares outstanding during the period.

(c) Total return shown excludes the effect of applicable sales loads and is not annualized.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 18.54% (e) for the period ended September 30, 2003.

(e)  Annualized.



See accompanying notes to financial statements.

INVESTBIO OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
    SHARES     COMMON STOCKS - 77.0%                                     VALUE
--------------------------------------------------------------------------------

               BIOTECHNOLOGY - 77.0%
       800     Adolor Corp. (a)                                       $   14,680
     1,000     Affymetrix, Inc. (a)                                       20,990
     3,500     Amgen, Inc. (a)                                           225,995
     5,000     BioMarin Pharmaceutical, Inc. (a)                          38,300
     5,000     Cell Therapeutics, Inc. (a)                                56,850
     1,000     Celgene Corp. (a)                                          43,330
     2,000     Cephalon, Inc. (a)                                         91,840
     5,500     Corixa Corp. (a)                                           43,780
     5,500     Cubist Pharmaceuticals, Inc. (a)                           59,345
     1,000     Esperion Therapeutics, Inc. (a)                            19,490
     2,000     Genzyme Corp. (a)                                          92,500
       500     Gilead Sciences, Inc. (a)                                  27,965
     3,000     Human Genome Sciences, Inc. (a)                            40,980
     1,500     ICOS Corp. (a)                                             57,480
    10,000     ID Biomedical Corp. (a)                                   174,900
     4,500     Ilex Oncology, Inc. (a)                                    74,745
     2,000     InterMune, Inc. (a)                                        38,160
     4,000     Ligand Pharmaceuticals, Inc. - Class B (a)                 51,560
     4,000     MGI Pharma, Inc. (a)                                      157,040
     2,000     MedImmune, Inc. (a)                                        66,020
     4,000     NPS Pharmaceuticals, Inc. (a)                             111,400
     2,490     Pozen, Inc. (a)                                            44,770
     3,000     Tanox, Inc. (a)                                            60,030
     2,000     Telik, Inc. (a)                                            40,100
     1,045     Vicuron Pharmaceuticals, Inc. (a)                          18,497
                                                                      ----------
               TOTAL COMMON STOCKS (Cost $1,202,965)                  $1,670,747
                                                                      ----------

--------------------------------------------------------------------------------
    SHARES        CLOSED-END FUNDS - 6.0%                              VALUE
--------------------------------------------------------------------------------

     1,000     Biotech HOLDRs Trust
                (Cost $130,060)                                        $ 129,040
                                                                      ----------

--------------------------------------------------------------------------------
    SHARES        EXCHANGE-TRADED FUNDS - 9.9%                         VALUE
--------------------------------------------------------------------------------

     3,000     iShares Nasdaq Biotech Index Fund (a)
                (Cost $198,050)                                        $ 214,800
                                                                      ----------

INVESTBIO OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
    SHARES     MONEY MARKETS - 6.7%                                    VALUE
--------------------------------------------------------------------------------

  145,877      First American Treasury Obligation Fund - Class S
                (Cost $145,877)                                        $ 145,877
                                                                      ----------

               TOTAL INVESTMENTS AT VALUE - 99.6%
                (Cost $1,676,952)                                    $ 2,160,464

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                9,011
                                                                      ----------

               NET ASSETS - 100.0%                                   $ 2,169,475
                                                                      ==========

 (a) Non-income producing security.


 See accompanying notes to financial statements.

INVESTBIO OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003



1.   SIGNIFICANT ACCOUNTING POLICIES

     The InvestBio Opportunity Fund (the "Fund") is a non-diversified series of the InvestBio Opportunity Trust (the "Trust"). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), was organized as a Delaware statutory trust on December 18, 2001. The Fund was capitalized on June 20, 2002, when Diversifed Biotech Group, Inc. purchased the initial shares of the Fund at $10 per share. The Fund began the public offering of shares on October 9, 2002. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

     The Fund seeks to provide a sophisticated investment program for investors whose objective is long-term capital appreciation by selecting portfolio securities primarily on the basis of potential capital enhancement, by investing primarily, but not exclusively, in both established and emerging biotechnology companies and other companies related to health sciences that the Fund's investment adviser believes have the potential for significant growth.

     The following is a summary of the Fund's significant accounting policies:

     SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities listed on national stock exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the closing price, or, if there is no sale, at the latest available bid price. Other unlisted securities are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker. Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the Valuation Committee of the Board of Trustees using its best judgment. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The maximum offering price per share of the Fund is equal to the net asset value per share plus a sales load equal to 5.82% of the net asset value (or 5.50% of the offering price). The redemption price per share of the Fund is equal to the net asset value per share.

     ORGANIZATION EXPENSES - All costs incurred by the Trust in connection with the organization of the Fund and the initial public offering of shares of the Fund, principally professional fees, have been paid by DBGI Advisors, Inc. (the "Adviser"), but are subject to recovery by the Adviser pursuant to the Expense Recapture Agreement (See Note 3).

     INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

INVESTBIO OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2003


     SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no distributions for the period ended September 30, 2003.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     FEDERAL INCOME TAXES - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis as of September 30, 2003 and represents the total accumulated earnings of the Fund:

             Cost of portfolio investments             $   1,676,952
                                                       =============

             Gross unrealized appreciation             $     500,472
             Gross unrealized depreciation                   (16,960)
                                                       -------------
             Net unrealized appreciation
                                                       $     483,512
                                                       =============

     For the period ended September 30, 2003, the Fund reclassified net investment losses of $7,035 against accumulated realized gains and $31,831 against paid-in capital on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on the Fund's net assets or net asset value per share.

INVESTBIO OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2003



2.   INVESTMENT TRANSACTIONS

     During the period ended September 30, 2003, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $2,296,454 and $779,985, respectively.

3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or InvestPrivate, Inc. (the "Distributor"), the distributor of the Fund and exclusive agent for the distribution of shares of the Fund.

     INVESTMENT ADVISORY AGREEMENT
     The Adviser, pursuant to the terms of an Investment Advisory Agreement between the Adviser and the Trust, manages the investment program of the Fund and administers its affairs, subject to the supervision of the Board of Trustees of the Trust. The Adviser has a variety of responsibilities for the general management and administration of the Fund, including the selection of the sub-adviser. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of average daily net assets of the Fund.

     Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed, until at least October 28, 2003, to the extent necessary, to waive its advisory fees and/or to reimburse a portion of the Fund's operating expenses (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) so that the Fund's ordinary operating expenses do not exceed 3.00% per annum of the Fund's average daily net assets (the "Cap"). As a result of the Cap, the Adviser waived its entire investment advisory fee of $13,332 and reimbursed the Fund for $194,922 of other operating expenses during the period ended September 30, 2003.

     Pursuant to an Expense Recapture Agreement, the Fund will reimburse the Adviser for any fees previously waived and/or expenses previously assumed if at any time the Fund's annualized expenses are less than the Cap provided that the amount of such reimbursement does not cause the Fund to exceed the Cap, and provided further that the fees and expenses which are subject to repayment were incurred within three years of the repayment. Pursuant to the Expense Recapture Agreement, as of September 30, 2003, the Adviser may in the future recoup from the Fund fees waived and expenses previously assumed totaling $330,354, of which $122,100 expires June 20, 2005 and $208,254 expires September 30, 2006.

INVESTBIO OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2003


     SUB-ADVISORY AGREEMENT
     BioPharma Capital Limited (the "Sub-Adviser") has been retained by the Adviser to provide sub-advisory services to the Fund on a day-to-day basis pursuant to the terms of a Sub-Advisory Agreement between the Adviser and the Sub-Adviser. The Sub-Adviser performs investment management services for the Fund, including the selection of investments, subject to the supervision of the Adviser. As compensation for its sub-advisory services, the Adviser (not the Fund) pays a sub-advisory fee to the Sub-Adviser equal to 60% of the advisory fee.

     ADMINISTRATION AGREEMENT
     Under the terms of an Administration Agreement, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and material for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of average daily net assets up to $50 million; 0.125% of such assets from $50 million to $100 million; 0.10% of such assets from $100 million to $250 million; 0.075% of such assets from $250 to $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

     TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
     Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account from the Fund, subject to a $2,000 minimum monthly fee. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

     ACCOUNTING SERVICES AGREEMENT
     Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from the Fund, plus an asset based fee equal to 0.01% of average daily net assets for the first $500 million and 0.005% of such assets in excess of $500 million.

     DISTRIBUTION AGREEMENT
     Under the terms of a Distribution Agreement between the Trust and the Distributor, the Distributor earned $128,382 from underwriting and broker commissions on the sale of shares of the Fund during the period ended September 30, 2003.

INVESTBIO OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2003


     PLAN OF DISTRIBUTION
     The Fund has adopted a Plan of Distribution (the "Plan") under which the Fund may pay fees to the Distributor for the sale and distribution of shares and for shareholder servicing. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The distribution and/or servicing fee shall be calculated and accrued daily and paid monthly or at such other intervals as the Board of Trustees of the Trust shall determine. The Fund incurred distribution expenses of $3,333 under the Plan during the period ended September 30, 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
INVESTBIO OPPORTUNITY TRUST
NEW YORK, NEW YORK


We have audited the accompanying statement of assets and liabilities of InvestBio Opportunity Fund, a series of shares of InvestBio Opportunity Trust, including the portfolio of investments, as of September 30, 2003, and the related statements of operations, changes in net assets and the financial highlights for the period October 9, 2002 (commencement of operations) to September 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of InvestBio Opportunity Fund as of September 30, 2003, and the results of its operations, the changes in its net assets and its financial highlights for the period October 9, 2002 (commencement of operations) to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America.


                                               TAIT, WELLER & BAKER


PHILADELPHIA, PENNSYLVANIA
NOVEMBER 5, 2003

INVESTBIO OPPORTUNITY FUND
BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Fund:

                                                                         Position Held
Name of Trustee/Officer      Address                               Age   with the Trust  Length of Time Served
-----------------------      -------                               ---   --------------  ---------------------
Scott L. Mathis*             500 Fifth Avenue, 56th Floor          41    Trustee and     Since June 2002
                             New York, NY  10110                         President

Jack Laschever               529 West 42nd Street, 5th Floor       43    Trustee         Since June 2002
                             New York, NY  10036

Noah Klarish                 405 Park Avenue                       44    Trustee         Since June 2002
                             New York, NY  10022

Ronald S. Robbins            500 Fifth Avenue, 56th Floor          62    Vice President  Since June 2002
                             New York, NY  10110

Robert G. Dorsey             135 Merchant Street                   46    Vice President  Since June 2002
                             Cincinnati, Ohio 45246

Mark J. Seger                135 Merchant Street                   41    Treasurer       Since May 2003
                             Cincinnati, Ohio 45246

Wade R. Bridge               135 Merchant Street                   35    Secretary       Since June 2002
                             Cincinnati, Ohio 45246

*Mr. Mathis, as an affiliated person of the Trust's investment adviser and principal underwriter, is an "interested person" of the Trust, as defined by the Investment Company Act of 1940.

The Trustees oversee one portfolio of the Trust. The principal occupations of the Trustees and executive officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

Scott L. Mathis is Chief Executive Officer of InvestPrivate Holdings Corporation, (1999 to present); Chief Executive Officer of InvestPrivate, Inc. (February 2001 to present); Chief Executive Officer of Diversified Biotech Group, Inc. (June 2001 to present). From 1998 to 2000, he was a registered representative with National Securities Corp.

Jack Laschever is Director of Miller Sports Group. He has served in that role since September 2003. From February 2001 to September 2003, he was President of Miller Sports Group. Prior to January 2001, he was Vice Chairman of the Corner Drug Store. From 1998 to 1999, he was employed by GQ Magazine (Publisher).

Noah Klarish is the Managing Owner and Attorney at the Law Offices of Noah Klarish & Associates, P.C. (1992 to present).

Ronald S. Robbins is Chief Operations Officer of InvestPrivate Holdings Corporation (July 2002 to present); Executive Vice President of InvestPrivate, Inc. (September 2001 to present); Chief Operating Officer of Diversified Biotech Group, Inc. (August 2002 to present); Executive Vice President of InvestPrivate Holdings Corporation (September 2001 to July 2002). From 2000 to 2001, he served as Senior Managing Director of Josephthal & Co. From 1995 to 2000, he was Financial Services Consultant at Redeker, Robbins and Webber.

Robert G. Dorsey is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was President of Countrywide Fund Services, Inc. (a mutual fund services company).

Mark J. Seger is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President of Countrywide Fund Services, Inc.

Wade R. Bridge is Vice President of Administration at Ultimus Fund Solutions, LLC. Prior to May 2002, he was Director of Compliance at IFS Financial Services, Inc. (parent company of registered investment adviser and broker-dealer). From 1998 to 2000, he served in the role of Counsel at Integrated Fund Services, Inc. (a mutual fund services company).

Additional information about the Board of Trustees and Executive Officers may be found in the Trust's Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-(866) 960-7700.

















A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling toll-free 1-(866) 960-7700 or on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2.   CODE OF ETHICS.


As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. Pursuant to Item 10(a), a copy of its code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted an express or implied waiver from the provisions of the code of ethics.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee. It was the consensus of the audit committee members that it is not necessary at the present time for the committee to have an audit committee financial expert and that, if novel issues ever arise, the committee will consider hiring an expert to assist it as needed.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES


Not required


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8.   [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto


Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


Exhibit 99.CODE.ETH      Code of Ethics

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)         InvestBio Opportunity Trust
              ------------------------------------------------------------------





By (Signature and Title)*     /s/ Scott L. Mathis
                           -----------------------------------------------------
                             Scott L. Mathis, President


Date   December 1, 2003
      -------------------------------------









Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*     /s/ Scott L. Mathis
                           -----------------------------------------------------
                             Scott L. Mathis, President


Date   December 1, 2003
      -------------------------------------




By (Signature and Title)*     /s/ Mark J. Seger
                           -----------------------------------------------------
                             Mark J. Seger, Treasurer


Date   December 1, 2003
      -------------------------------------





* Print the name and title of each signing officer under his or her signature.